Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Stockholders’ Equity

Note 16 - Stockholders’ Equity

At a special meeting held on November 6, 2025, the Company’s stockholders approved the issuance of Common Stock upon conversion of the Series B Convertible Preferred Stock and exercise of the Series B Warrants, an increase in authorized Common Stock from 130,000,000 to 1,000,000,000 shares, and authorization for the Board to effect a reverse stock split at a ratio between 1-for-2 and 1-for-12 at its discretion. On September 30, 2026, the Company implemented the 2026 Reverse Stock Split. See Note 2, Basis of Presentation and Summary of Significant Accounting Policies.

Preferred Stock

The Company is authorized to issue 1,250,000 shares of preferred stock, $0.0001 par value per share.

Holders of preferred stock are entitled to receive dividends only if and when dividends are paid on the Company’s Common Stock. In that event, preferred stockholders receive dividends on an as-converted-to-Common-Stock basis, in the same form as dividends paid to the Common Stockholders. No additional or separate dividends are payable on the preferred stock except that holders of Series B Convertible Preferred Stock are entitled to receive dividends when and as declared by the Board in its sole discretion and to participate in distributions to holders of Common Stock on an as-converted basis.

Series A Convertible Preferred Stock

As of September 30, 2026 and December 31, 2025, there were 111 shares of Series A Convertible Preferred Stock issued and outstanding. As of September 30, 2026, each share of Series A Convertible Preferred Stock is convertible into Common Stock at a conversion price of $300 per share, convertible in the aggregate into approximately 370 shares of Common Stock.

The Series A Convertible Preferred Stock was issued with an initial conversion price of $2,400 per share. That price was subject to downward adjustment on five specified dates following the effectiveness of the registration statement covering the shares of Common Stock issuable upon conversion, subject to a floor price (the “Floor Price”). On January 25, 2023, stockholders approved a reduction in the Floor Price to $300.00 per share. All scheduled adjustments have occurred, and the conversion price has been reduced to the Floor Price. No further scheduled adjustments remain, other than customary adjustments for stock splits, stock dividends, and similar events.

Series B Convertible Preferred Stock

The Company is authorized to issue 35,000 shares of Series B Convertible Preferred Stock, par value $0.0001 per share (the “Series B Convertible Preferred Stock”). As of September 30, 2026 and December 31, 2025, 27,134 and 30,808 shares of Series B Convertible Preferred Stock, respectively, were issued and outstanding.

On September 30, 2025, the Company entered into a Securities Purchase Agreement (the “Series B SPA”) with certain institutional and accredited investors, pursuant to which it issued 31,052 shares of Series B Convertible Preferred Stock and accompanying Series B Warrants to purchase $15.5 million worth of Common Stock. The aggregate gross consideration received was $24.3 million, consisting of $6.1 million from the sale of the Company’s Series B Convertible Preferred Stock and the Series B Warrants (approximately $5.9 million from third-party accredited investors and $0.2 million from management and board participation, whose participation was approved by stockholders on November 6, 2025), approximately $0.6 million in cash proceeds from unsecured notes issued in August and September 2025 that were subsequently exchanged for Series B Convertible Preferred Stock and warrants at closing, along with $10.7 million from the cancellation of debt and $7.3 million from the termination of the Forward Purchase Agreement. Offering costs of $0.4 million were charged to additional paid-in capital. During the three months ended December 31, 2025, the Company redeemed 244 shares of its Series B Convertible Preferred Stock for total cash consideration of $0.3 million pursuant to the mandatory use-of-proceeds provision of the ELOC. This redemption reduced the number of shares for Series B Convertible Preferred Stock to 30,808. The Company refers to the foregoing transactions collectively as the “September 2025 Recapitalization.”

The Series B Convertible Preferred Stock has a stated value of $1,000 per share, ranks senior to all classes of Common Stock with respect to dividends and liquidation, and is convertible at the holder’s option into Common Stock. Both the Series B Convertible Preferred Stock and Series B Warrants are classified within permanent stockholders’ equity and are not subject to remeasurement in subsequent periods.

The initial conversion price of $93.17 per share was subject to automatic price resets. In January 2026, the conversion price and the Series B Warrant exercise price each reset to the contractual floor of $18.63 per share, as the Company’s Common Stock was trading below the floor at the time of the reset. On May 6, 2026, the Company filed a registration statement on Form S-1 (Registration No. 333-295616) to register, among other things, additional shares in connection with this reset. This registration statement was declared effective by the SEC on August 11, 2026.

Certain Terms of the Series B Convertible Preferred Stock

The Certificate of Designations of Rights and Preferences (the “Series B Certificate of Designations”) provides for a reduction of the conversion price following any stock split, stock combination or similar event if the market price of the Common Stock following that event is below the conversion price then in effect. The 2026 Reverse Stock Split resulted in such an adjustment after September 30, 2026, see Note 18, Subsequent Events. This reset significantly increases the number of shares of Common Stock potentially issuable upon conversion.

The Series B Certificate of Designations also defines certain “Triggering Events.” These include registration statement failures, a suspension or delisting of the Common Stock from an eligible market (including a move from the Nasdaq Capital Market to the OTC Markets), failures to deliver conversion shares, payment defaults, cross-defaults or judgments exceeding $500,000, bankruptcy events, covenant breaches, a Material Adverse Effect, and any Series B Convertible Preferred Stock remaining outstanding on or after September 30, 2027. While a Triggering Event continues, the Company may not redeem the Series B Convertible Preferred Stock or make payments on indebtedness or investments (including loans and advances), and holders may pursue legal and equitable remedies, including reimbursement of enforcement costs. In addition, under the Registration Rights Agreement the Company entered into with the purchasers of the Series B Convertible Preferred Stock and Series B Warrants (the “Registration Rights Agreement”), a delisting from the Nasdaq Capital Market would require cash payments to holders of 1% of their monthly purchase price until cured. Following the October 22, 2026 reduction of the conversion price of the Series B Convertible Preferred Stock, the Registration Rights Agreement required the Company to file a registration statement by November 6, 2026 (the “Filing Deadline”). The Company did not file the registration statement by the Filing Deadline, and a filing failure under the Registration Rights Agreement has occurred. A Triggering Event will occur if the registration statement is not filed within five days after the Filing Deadline, or by November 11, 2026. As of the date of this report, the holders have not executed a waiver of, or agreed to extend, this requirement. The Company intends to file the registration statement promptly after filing this report. Registration delay payments under the Registration Rights Agreement are not payable to a holder for any period during which all of that holder’s registrable securities may be sold under Rule 144 under the Securities Act. Because the Series B securities were purchased in September 2025 and the applicable Rule 144 holding period has been satisfied, the Company has concluded that no registration delay payments are owed as a result of the filing failure. As of the date of this report, no Triggering Event has occurred.

Separately, a Change of Control (as defined in the Series B Certificate of Designation) consummated without the prior written consent of the Required Holders, which consent may not be unreasonably withheld, conditioned or delayed, constitutes a Triggering Event. The Company also may not enter into a Fundamental Transaction (as defined in the Series B Certificate of Designation) unless the successor entity assumes in writing the Company’s obligations under the Series B Convertible Preferred Stock, in a form reasonably satisfactory to the Required Holders. Upon a Change of Control, holders may require the Company to exchange their shares for the greatest of 125% of the Conversion Amount (as defined in the Series B Certificate of Designation) or specified as-converted values. This amount is payable in cash or in rights convertible into successor equity, at the Company’s election. Holders of the Series B Warrants may require the Company to purchase the unexercised warrants at their Black Scholes Value (as defined in the Series B Warrants). Based on 27,134 shares of Series B Convertible Preferred Stock outstanding as of September 30, 2026, the minimum Change of Control exchange amount would be approximately $33.9 million.

The foregoing summaries of the Series B Certificate of Designations and the Registration Rights Agreement do not purport to be complete and are qualified in their entirety by reference to the full text of the Series B Certificate of Designations and the Registration Rights Agreement, as applicable, copies of which were filed as Exhibit 3.1 and Exhibit 10.2 to the Company’s Current Report on Form 8-K filed with the SEC on October 3, 2025, which are incorporated herein by reference. Further, the foregoing summary of the Series B Warrant does not purport to be complete and is qualified in its entirety by reference to the full text of the Series B Warrant, a copy of which was filed as Exhibit 10.2 to the Company’s Current Report on Form 8-K filed with the SEC on October 17, 2025, which is incorporated herein by reference.

Time Limited Inducement Offer

On May 6, 2026, the Company offered the holders of its Series B Convertible Preferred Stock and Series B Warrants a voluntary, time-limited inducement during the Offer Period to reduce the conversion price of the Series B Convertible Preferred Stock and the cash exercise price of the Series B Warrants from $18.6336 to $7.80 per share, a 20% discount to the closing price of the Company’s Common Stock on the day before the beginning of the Offer Period. The Offer Period expired on July 31, 2026 and the conversion price and exercise price reverted to $18.6336 effective August 1, 2026. Series B Warrants exercised during the Offer Period, subject to an effective registration statement for the shares underlying the Series B Warrants, were required to be settled on a cash basis; the net–share settlement alternative previously available was not permitted during the Offer Period. Participation was voluntary; holders who did not accept retained their Series B Convertible Preferred Stock and Series B Warrants on the original terms.

During the Offer Period, holders converted 3,198 shares of Series B Convertible Preferred Stock into 410,001 shares of Common Stock. No Series B Warrants were exercised during the Offer Period.

The Company accounts for the Preferred Stock conversions as an induced conversion under ASC 260-10-S99-2, applying the induced-conversion framework in ASC 470-20-40-13 through 40-16 by analogy, given that the reduced conversion price is available only for a limited period.

The voluntary market adjustment related to the Series B Convertible Preferred Stock gives rise to a deemed dividend, measured as the excess of the fair value of the consideration transferred to holders under the reduced terms over the fair value that would have been transferred under the original terms. The Company recognized a deemed dividend of $0.9 million in connection with the Series B Convertible Preferred Stock conversions, measured on each respective conversion. The deemed dividend was recorded entirely within permanent stockholders’ equity and is reflected as an increase to net loss available to common stockholders in the calculation of basic and diluted loss per share for the three and nine months ended September 30, 2026. The deemed dividend is considered a non-cash item and had no effect on the Company’s net loss, total stockholders’ equity, or cash flows from operations.

Common Stock

The Company is authorized to issue 1,000,000,000 shares of Common Stock.

Holders of Common Stock are entitled to one vote for each share held. As of September 30, 2026, and December 31, 2025, there were 1,028,702 and 356,794 shares of Common Stock issued and outstanding, respectively.

Equity Line of Credit and Related Series B Redemption Obligation

On September 17, 2025, the Company entered into the ELOC with the ELOC Investor, pursuant to which the Company may issue and sell up to $150.0 million of newly issued shares of Common Stock at its sole discretion. The facility expires on September 17, 2028. Shares sold under the ELOC are priced at a 10% discount to the lowest intraday stock price on the draw date. The facility may be expanded up to $500.0 million with the mutual consent of both parties.

As consideration for the ELOC Investor’s purchase commitment, the Company issued 1,000 shares of Series B Convertible Preferred Stock and a Series B Warrant to purchase 5,364 shares of Common Stock, valued at $0.8 million in aggregate, which was expensed in full upon issuance.

Pursuant to Amendment No. 1 to the ELOC, 25% of net cash proceeds from each draw must be applied toward the redemption of outstanding Series B Convertible Preferred Stock at a redemption price of $1,200 per share.

This mandatory use-of-proceeds provision represents a contractual earmark of future equity proceeds but does not create a separate liability at issuance, because no redemption obligation arises until the Company actually receives proceeds by electing to draw under the facility. Consistent with ASC 480-10-25-4 through 25-14, the Series B Convertible Preferred Stock continues to be classified in permanent equity, as any redemption remains conditional on the Company’s discretionary decision to utilize the ELOC and does not constitute an unconditional obligation to transfer assets.

Under the ELOC, a “Material Adverse Effect” includes any material adverse change in the enforceability of the agreement, our results of operations, assets, business, or financial condition taken as a whole, or our ability to perform our material obligations in a timely manner. Company specific deterioration, including a significant decline in revenues or cash flows, loss of key customers or contracts, material litigation or regulatory action, failure to maintain required licenses or permits, a material weakness in internal controls, or loss of key management personnel, is not excluded from this definition and could independently trigger the ELOC Investor’s termination rights. The Company’s use of the ELOC may be limited if a delisting occurs.

The Company’s representations and warranties regarding the absence of a Material Adverse Effect must remain true and correct not only at the initial closing of the facility, but also at the time of each subsequent VWAP Purchase Notice (as defined in the ELOC) throughout the term of the agreement. As a result, even after the facility has commenced and initial drawings have been made, any supervening adverse development could prevent the Company from accessing the remaining unfunded commitment.

If a Material Adverse Effect occurs and is continuing, the ELOC Investor has the right to terminate the ELOC upon ten (10) trading days’ written notice. In that event, we would lose access to any remaining unfunded portion of the $150 million commitment. While the ELOC excludes certain broad macroeconomic, industry-wide, and geopolitical events from the definition of Material Adverse Effect, no such exclusion applies to adverse developments that are specific to our business or operations. In addition, under the terms of the ELOC, we may not deliver a VWAP Purchase Notice when the closing price of our Common Stock is below $1.00 per share without the prior consent of the ELOC Investor. Prior to the 2026 Reverse Stock Split, the closing price of our Common Stock was below $1.00 per share across substantially all trading days during the three months ended September 30, 2026, and, accordingly, our ability to draw on the ELOC during those periods was subject to the ELOC Investor’s approval.

There can be no assurance that a Material Adverse Effect will not occur during the term of the ELOC. Should one occur, and should we be unable to secure alternative financing on acceptable terms, or at all, our liquidity position, business operations, financial condition, and results of operations could be materially adversely affected. See Note 2, Basis of Presentation – Liquidity and Going Concern.

During the three and nine months ended September 30, 2026, the Company issued 866 and 261,818 shares of Common Stock, respectively, under the ELOC. For the nine months ended September 30, 2026, net proceeds were $1.1 million, or an average of $4.32 per share. Proceeds of $1,362 from the shares issued during the three months ended September 30, 2026 were receivable as of September 30, 2026 and were collected in October 2026, and this amount is included in other current assets and is excluded from financing activities in the unaudited condensed consolidated statement of cash flows. Shares were sold at a contractual 10% discount to the lowest intraday price of the Common Stock on each draw date.

The Company is required to apply 25% of the proceeds of each draw towards the redemption of Series B Convertible Preferred Stock at $1,200.00 per share. As of September 30, 2026 and December 31, 2025, the Company had accrued $0.5 million and $0.2 million, respectively, for such redemptions within other current liabilities.

For the three and nine months ended September 30, 2026, the Company recorded issuance costs from the sale of Common Stock under the ELOC of $0 and $0.2 million, respectively, presented within other income (expense) in the unaudited condensed consolidated statements of operations. These costs represent the excess of the fair value of the shares on each settlement date over the proceeds received.

2022 Equity Incentive Plan

The Amended and Restated - 2022 Equity Incentive Plan (the “Plan”) was approved by the Company’s stockholders on June 28, 2022. On April 30, 2025, the Plan was amended to provide that the total number of shares of Common Stock that may be issued under the Plan will automatically increase upon the occurrence of a Dilution Event (as defined in the Plan) and on the first trading day of each calendar year, beginning with calendar year 2026, by such number of shares of Common Stock necessary to make the total shares of Common Stock authorized under the Plan equal to fifteen percent (15%) of the total outstanding shares of Common Stock on the last day of the prior calendar year (subject to a maximum annual increase of 4,167 shares of Common Stock). The Plan permits the grant of incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock units, stock bonus awards, and performance compensation awards.

Under the Series B Certificate of Designations and related Series B Warrants, shares issued to employees, officers, and directors under Company stock plans are exempt from anti-dilution protection so long as the aggregate number of such issuances does not exceed 15% of the number of shares of Common Stock that were outstanding as of September 30, 2025. If the Company issues shares under its stock plans above that 15% cap, and the effective price per share is below the then-current Series B Convertible Preferred Stock conversion price or Series B Warrant exercise price, that issuance would trigger an automatic downward reset of both the Series B Convertible Preferred Stock conversion price and the Series B Warrant exercise price, along with a corresponding increase in the number of shares issuable on conversion or exercise.

The Company has not issued stock appreciation rights, restricted stock, stock bonus awards, or performance compensation awards during the nine months ended September 30, 2026. As of September 30, 2026, a total of 53,519 shares of Common Stock were authorized for issuance under the Plan, of which 13,821 shares remained available for future issuances without triggering an automatic downward reset of both the Series B Convertible Preferred Stock conversion price and the Series B Warrant exercise price.

Stock Options

Stock options are awarded to encourage ownership of the Company’s Common Stock by employees and to provide incentives for employees to render services and to exert maximum effort for the success of the Company. The Company’s incentive stock options generally permit net share settlement upon exercise. The option exercise price, vesting schedule and exercise period are determined for each grant by the administrator (person appointed by board to administer the stock plans) of the applicable plan. The Company’s stock options generally have a 10-year contractual term.

There were no options granted during the three and nine months ended September 30, 2026. The assumptions used to determine the fair value of options granted for the three and nine months ended September 30, 2025, using the Black-Scholes-Merton model are as follows:

Risk-free interest rate	3.80 to 4.50%
Expected volatility (weighted-average and range, if applicable)	96-106%
Expected term	5 to 6.5 years

A summary of the Company’s stock option activities and related information for the nine months ended September 30, 2026, is as follows

Stock Option	No. of Stock Option	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in Years)
January 1, 2026	44,885	$135.00	9.3
Cancelled / Forfeited	(6,115)	617.96	-
September 30, 2026	38,770	$58.80	8.6
Vested and expected to vest, September 30, 2026	38,770	$58.80	8.6

A summary of the Company’s stock option activities and related information for the nine months ended September 30, 2025, is as follows:

Stock Option	No. of Stock Option	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in Years)
January 1, 2025	8,758	$1,168.32	7.8
Granted	42,986	28.80	9.7
Exercised	-	-	-
Expired	-	-	-
Cancelled / Forfeited	(8,912)		-
September 30, 2025	42,832	$140.52	9.0
Vested and expected to vest, September 30, 2025	42,832	$140.52	9.0

The following options were outstanding at their respective exercise price as of September 30, 2026 and December 31, 2025.

Exercise Price Options Outstanding	September 30, 2026	December 31, 2025
$15.24	2,083	2,083
$26.64	1,982	1,982
$28.80	26,585	30,408
$76.80	611	611
$93.60	478	478
$96.00	2,725	2,725
$116.16	2,907	2,907
$374.40	832	832
$750.48	567	567
$1,600.80	-	2,292
Total	38,770	44,885

Stock compensation expense for the three months ended September 30, 2026, and September 30, 2025, is as follows:

	For The Three Months Ended
	2026	2025
Compensation and employee benefits	$41,523	$486,707
Professional services	-	100,000
Total	$41,523	$586,707

Stock compensation expense for the nine months ended September 30, 2026, and September 30, 2025, is as follows:

	For The Nine Months Ended
	2026	2025
Compensation and employee benefits	$141,954	$662,615
Professional services	-	688,993
Total	$141,954	$1,351,608

As of September 30, 2026, there was $0.1 million of unrecognized stock compensation expense related to outstanding stock options. The unrecognized compensation expense is expected to be recognized over a weighted-average period of approximately 1.1 years based on vesting under the award service conditions.

Restricted Stock

The Company does not have any outstanding restricted stock units (“RSUs”) as of September 30, 2026. A summary of the Company’s RSU activity and related information for the nine months ended September 30, 2025, is presented below:

Restricted Stock Units	No. of RSU	Weighted-Average Grant Date Fair Value Per RSU	Weighted-Average Remaining Contractual Life (in Years)
Balance, January 1, 2025	715	$314.4	1.0
Exercised	(358)	-	-
Forfeited	(237)	-	-
Balance, September 30, 2025	120	$314.4	0.5

Stock compensation expense for RSU for the three and nine months ended September 30, 2025 was $0.009 million and $0.03 million, respectively.

Note 19 - Stockholders’ Equity (Deficit)

Preferred Stock

The Company is authorized to issue up to 1,250,000 shares of preferred stock, par value $0.0001 per share. The Board of Directors has the authority to establish the specific rights, preferences, and designations of any series of preferred stock.

As of December 31, 2025 and December 31, 2024, there were 111 shares of convertible preferred stock issued and outstanding. Holders of preferred stock are entitled to receive dividends only if and when dividends are paid on the Company’s Common Stock. In that event, preferred stockholders receive dividends on an as-converted-to-Common-Stock basis, in the same form as dividends paid to the Common Stockholders. No additional or separate dividends are payable on the preferred stock.

The preferred stock is convertible into shares of Common Stock. The initial conversion price was $2,400 per share. The conversion price is subject to downward adjustment at five specified intervals 10, 55, 100, 145, and 190 days after the effectiveness of a registration statement covering the shares issuable upon conversion. At each adjustment date, the conversion price resets to the lower of (i) the then-current conversion price and (ii) the greater of 80% of the five-day volume weighted average price of the Common Stock and $480 (the “Floor Price”). Regardless of any price resets, each preferred stockholder retains the right to receive the total number of shares of Common Stock that would have been issuable at the adjusted conversion price based on their original investment amount.

On January 25, 2023, stockholders approved a further reduction in the Floor Price from $480.00 per share to $300.00 per share at a special meeting.

Series B Convertible Preferred Stock

On September 30, 2025, the Company entered into a Series B SPA with certain institutional and accredited investors (the “Buyers”). Under the Series B SPA, the Company issued 31,052 shares of Series B Convertible Preferred Stock (out of 35,000 authorized shares) and accompanying Series B Warrants to purchase 166,629 shares of Common Stock. The purchase price was $800 per $1,000 stated value per unit, representing the arm’s-length transaction price established by independent ELOC investors. The aggregate consideration received was $24.3 million, consisting of $6.1 million from the Company’s Series B Convertible Preferred Stock and warrant financing (approximately $5.9 million from third-party accredited investors and $0.2 million from management and board participation, with stockholder approval obtained on November 6, 2025), approximately $0.6 million in cash proceeds from unsecured Notes issued in August and September 2025 that were subsequently exchanged for Series B Convertible Preferred Stock and warrants at closing, along with $10.7 million from the cancellation of debt and $7.3 million from the termination of the FPA. Offering costs of $0.4 million were charged to additional paid-in capital. The Series B Convertible Preferred Stock, including its reset and anti-dilution provisions, was evaluated and determined to meet the criteria for classification within permanent stockholders’ equity, as the reset features are indexed to the Company’s own stock and the instrument does not embody an unconditional obligation to transfer assets. Both the Series B Convertible Preferred Stock and the accompanying Series B Warrants were measured at fair value at issuance at $800 per unit, consistent with the price paid by unaffiliated third-party investors for identical instruments on the same date in accordance with ASC 820. No subsequent remeasurement is performed.

The Series B Convertible Preferred Stock has a stated value of $1,000 per share and ranks senior to all classes of Common Stock with respect to dividends and distributions upon liquidation. Dividends accrue only when declared by the Board of Directors, calculated on an as-converted basis. Each share is convertible at the holder’s option into Common Stock at an initial conversion price of $93.1728 per share, subject to proportional adjustment for stock splits, stock dividends, combinations, and similar events.

The Series B Convertible Preferred Stock includes automatic price reset and anti-dilution provisions that are substantially similar to those in the Series B Warrants. The conversion price resets automatically at 60, 90, and 180 days after the applicable date to the lower of the then-current market price or the prior conversion price, subject to a floor of $18.6336 per share as defined in the Certificate of Designation. Additional downward adjustments apply if the Company subsequently issues equity at a price below the then-current conversion price. Holders are subject to a 4.99% beneficial ownership cap, which may be increased to 9.99% upon 61 days’ written notice. With the consent of the Required Holders (as defined in the Series B instruments), the Board may also voluntarily reduce the conversion price for any period permitted under Nasdaq rules.

Because the Series B Convertible Preferred Stock and Series B Warrants were issued together as a unit, the $800 per unit of proceeds was allocated between the two instruments on a relative fair value basis in accordance with ASC 470-20-30-5. To perform this allocation, the Company used a Monte Carlo simulation model to estimate the standalone fair value of each instrument, arriving at approximately $589 per share of Series B Convertible Preferred Stock and $211 per Series B Warrant. These standalone fair values were used solely to calculate each instrument’s proportionate share of the $800 unit proceeds; they do not represent the transaction price of either instrument individually. Both instruments were determined to qualify for equity classification under ASC 815-40 and ASC 480 and will not be remeasured in subsequent periods.

At a special meeting of stockholders held on November 6, 2025, the Company’s stockholders approved four actions relevant to the Company’s capital structure. First, stockholders approved the issuance of Common Stock upon conversion of the Series B Convertible Preferred Stock and exercise of the Series B Warrants, including participation by members of management and the Board of Directors. Because those issuances constituted compensation under Nasdaq Listing Rule 5635(c), they were conditioned upon and subject to this stockholder approval. No preferential pricing or special terms were extended to management or director participants beyond those available to all other Buyers. Second, stockholders approved the issuance of shares of Common Stock to the counterparty under the Company’s ELOC agreement (see Common Stock section below). Third, stockholders approved an increase in the number of authorized shares of Common Stock from 130,000,000 to 1,000,000,000 shares. This increase was necessary to ensure the Company maintains a sufficient reserve of authorized but unissued shares to satisfy its obligations upon conversion of the Series B Convertible Preferred Stock, exercise of the Series B Warrants, and future draws under the ELOC, and to maintain the flexibility to issue Common Stock or securities convertible into common stock for general corporate purposes if an attractive opportunity to do so arises. Fourth, stockholders authorized the Board of Directors, in its sole discretion, to affect a reverse stock split of the Company’s outstanding Common Stock at any ratio between 2-for-1 and 12-for-1, if and when the Board determines such action to be in the best interests of the Company and its stockholders. As of December 31, 2025, no reverse stock split had been effected pursuant to this authorization.

The Company filed registration statements on Form S-1 on October 17 and October 21, 2025 to register the resale of shares issuable upon conversion of the Series B Convertible Preferred Stock and exercise of the Series B Warrants, as well as shares issuable under its ELOC. The registration statement covering the ELOC became effective on November 7, 2025, and the registration statement covering the Series B Convertible Preferred Stock and Series B Warrants became effective on November 12, 2025.

In January 2026, the first automatic price reset under the Series B Convertible Preferred Stock and Series B Warrants occurred, 60 days after the applicable date as provided in the Certificate of Designation and warrant agreements. Because the Company’s Common Stock was trading below the floor price at the time of the reset, the conversion price of the Series B Convertible Preferred Stock and the exercise price of the Series B Warrants each reset to the floor price of $18.6336 per share. No further automatic resets remain under the 60, 90, and 180-day reset schedule. The reset to the floor price significantly increases the number of shares of Common Stock potentially issuable upon conversion and exercise of these instruments. The Company is required to register the additional shares resulting from the reset and has initiated the necessary steps to do so. Failure to timely complete that registration would constitute a breach of the Company’s obligations to the Series B holders.

Common Stock

As of December 31, 2025, the Company is authorized to issue up to 1,000,000,000 shares of Common Stock, par value $0.0001 per share. Holders of Common Stock are entitled to one vote for each share held. As of December 31, 2025 and December 31, 2024, there were 356,794 and 231,973 shares of Common Stock issued and outstanding, respectively.

Equity Line of Credit and Related Series B Redemption Obligation

On September 17, 2025, the Company entered into the ELOC with an institutional investor (the “ELOC Investor”), pursuant to which the Company, at its sole discretion, may issue and sell up to $150.0 million of newly issued shares of Common Stock from time to time. The facility is subject to customary conditions and limitations, including a 4.99% beneficial ownership cap and a 19.99% exchange cap applicable to the ELOC Investor. The facility expires on September 17, 2028. The Company filed a registration statement on Form S-1 to register the resale of shares issuable under the facility. That registration statement became effective on November 7, 2025, at which point the Company became eligible to draw on the facility. On November 6, 2025, stockholders approved the issuance of shares of Common Stock under the ELOC in excess of 19.99% of the Company’s shares outstanding as of the date of the agreement, as required under Nasdaq Listing Rule 5635.

Each sale of Common Stock under the ELOC will be priced at a 10% discount to the lowest intraday stock price on the draw date. This discount represents a cost to the Company and will be recognized as an expense in the period in which the shares are sold.

The ELOC provides that, with the mutual consent of the Company and the ELOC Investor, the total facility commitment may be expanded up to $500.0 million. Any such increase would require the Company to issue additional commitment shares equal to 0.75% (75 basis points) per $100 million of incremental commitment, payable in shares of Common Stock valued at the average closing price for the five trading days preceding the date of issuance.

As consideration for the ELOC Investor’s purchase commitment, the Company issued to the ELOC Investor 1,000 shares of Series B Convertible Preferred Stock and a Series B Warrant to purchase 5,365 shares of Common Stock on September 30, 2025, valued at $800 per unit, or $0.8 million in aggregate. This commitment fee was recorded within Other Expense and expensed in full upon issuance. In addition, the Company incurred $0.2 million in other ELOC-related issuance costs, which were also expensed as incurred. Accordingly, the Company’s initial commitment-fee obligation under the ELOC has been satisfied in full.

On September 30, 2025, the Company and the ELOC Investor executed Amendment No. 1 to the ELOC Agreement, which requires the Company to apply 25% of the net cash proceeds received from each draw under the facility toward the redemption of outstanding shares of Series B Convertible Preferred Stock. Pursuant to the Certificate of Designation governing the Series B Convertible Preferred Stock, such redemptions are permitted only at 120% of the $1,000 stated value per share, plus any accrued but unpaid dividends, resulting in a cash redemption price of $1,200 per share. As a result, for each dollar of shares sold under the ELOC at market, the Company retains approximately $0.675 in net cash after the 10% pricing discount and the 25% Series B redemption obligation. Redemptions of Series B Convertible Preferred Stock does not create treasury stock, rather these redeemed shares are considered retired and cancelled per our Certificate of Designation.

This mandatory use-of-proceeds provision represents a contractual earmark of future equity proceeds but does not create a separate liability at issuance, because no redemption obligation arises until the Company actually receives proceeds by electing to draw under the facility. Consistent with ASC 480-10-25-4 through 25-14, the Series B Convertible Preferred Stock continues to be classified in permanent equity, as any redemption remains conditional on the Company’s discretionary decision to utilize the ELOC and does not constitute an unconditional obligation to transfer assets.

Under the ELOC, Material Adverse Effect includes any material adverse change in the enforceability of the agreement, our results of operations, assets, business, or financial condition taken as a whole, or our ability to perform our material obligations in a timely manner. Company specific deterioration including a significant decline in revenues or cash flows, loss of key customers or contracts, material litigation or regulatory action, failure to maintain required licenses or permits, a material weakness in internal controls, or loss of key management personnel is not excluded from this definition and could independently trigger the Investor’s termination rights.

The Company’s representations and warranties regarding the absence of a Material Adverse Effect must remain true and correct not only at the initial closing of the facility, but also at the time of each subsequent VWAP Purchase Notice throughout the term of the agreement. As a result, even after the facility has commenced and initial drawings have been made, any supervening adverse development could prevent us from accessing the remaining unfunded commitment.

If a Material Adverse Effect occurs and is continuing, the Investor has the right to terminate the Purchase Agreement upon ten (10) Trading Days’ written notice. In that event, we would lose access to any remaining unfunded portion of the $150 million commitment. While the ELOC excludes certain broad macroeconomic, industry-wide, and geopolitical events from the definition of Material Adverse Effect, no such exclusion applies to adverse developments that are specific to our business or operations.

There can be no assurance that a Material Adverse Effect will not occur during the term of the Purchase Agreement. Should one occur, and should we be unable to secure alternative financing on acceptable terms, or at all, our liquidity position, business operations, financial condition, and results of operations could be materially and adversely affected.

During the year ended December 31, 2025, the Company issued 110,551 shares of Common Stock under the ELOC, generating net proceeds of $1.8 million, equivalent to an average price of $16.092 per share. In connection with these draws, the Company sold shares of Common Stock at a contractual 10% discount to the lowest intraday stock price on each draw date. This pricing discount represents a direct cost of accessing the ELOC facility and resulted in a non-cash charge of approximately $0.08 million, which was recognized in the statement of operations for the year ended December 31, 2025. The recorded expense reflects the difference between the fair market value of the shares issued on the settlement date and the proceeds received pursuant to the ELOC Agreement.

2022 Equity Incentive Plan

The Amended and Restated - 2022 Equity Incentive Plan (the “Plan”) was approved by the Company’s stockholders on June 28, 2022. On April 30, 2025, the Plan was amended to provide that the total number of shares of Common Stock that may be issued, under the Plan will automatically increase upon the occurrence of a Dilution Event (as defined in the Plan) and on the first trading day of each calendar year, beginning with calendar year 2026, by such number of shares of Common Stock necessary to make the total shares of Common Stock authorized under the Plan equal to fifteen percent (15%) of the total outstanding shares of Common Stock on the last day of the prior calendar year (subject to a maximum annual increase of 4,167 shares of Common Stock). The Plan permits the grant of incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock units, stock bonus awards, and performance compensation awards. The Company has not issued stock appreciation rights, restricted stock, stock bonus awards, or performance compensation awards in the year ended December 31, 2025 and December 31, 2024. As of December 31, 2025, a total of 52,230 shares of Common Stock were authorized for issuance under the Plan, of which 6,567 shares remained available for future issuances.

Stock Options

Stock options are awarded to encourage ownership of the Company’s Common Stock by employees and to provide incentives for employees to render services and to exert maximum effort for the success of the Company. The Company’s incentive stock options generally permit net-share settlement upon exercise. The option exercise price, vesting schedule and exercise period are determined for each grant by the administrator (person appointed by board to administer the stock plans) of the applicable plan. The Company’s stock options generally have a 10-year contractual term.

The assumptions used to determine the fair value of options granted in the year ended December 31, 2025 using the Black-Scholes-Merton option model are as follows:

Schedule of Fair Value of Options Granted Black-Scholes-Merton Model

Dividend yield	-
Risk-free interest rate	3.5% to 4.4%
Expected volatility	93.4% to 115.5%
Expected term in years	5 to 6.5

The assumptions used to determine the fair value of options granted in the year ended December 31, 2024 using the Black-Scholes-Merton model are as follows:

Dividend yield	0%
Risk-free interest rate	3.6% to 4.2%
Expected volatility	100%
Expected term in years	6 to 6.5

A summary of the Company’s stock option activities and related information for the year ended December 31, 2025 is as follows:

Stock Option	No. of Stock Option	Weighted-Average Grant Date Exercise Price	Weighted-Average Remaining Contractual Life (In Years)
Balance, January 1, 2025	8,758	$1,182.60	0.65
Granted	45,069	46.68	9.5
Forfeited	(8,942)	-	-
Balance, December 31, 2025	44,885	$135.00	9.3
Vested and expected to vest December 31, 2025	44,885	$135.00	9.3

Stock Option	No. of Stock Option	Weighted-Average Grant Date Exercise Price	Weighted- Average Remaining Contractual Life (In Years)
January 1, 2024	9,526	$1,303.44	1.65
Granted	-	-	-
Forfeited	-	-	-
Cancelled / Forfeited	(768)	(919.20)	-
December 31, 2024	8,758	$1,182.60	0.65

The options forfeited during the period were associated with awards previously granted to former officers and employees whose service with the Company terminated prior to vesting or exercise.

On August 7, 2025, the Company granted 15,292 performance-based stock option awards to certain executive officers, including the Chief Executive Officer, Chief Investment and Strategic Officer, and Principal Accounting Officer. These options were issued under the 2022 Stock Option and Incentive Plan and are performance-based awards that vest only upon the Company’s successful completion of an equity transaction resulting in proceeds in excess of $4 million. The performance condition is non-market based as defined in ASC 718-10-20.

The performance condition was satisfied on September 30, 2025 upon the closing of the Company’s Series B Convertible Preferred Stock financing, gross cash proceeds of $6.7 million, exceeding the $4.0 million threshold required for vesting. Accordingly, the Company recognized $0.3 million of stock-based compensation expense during the year ended December 31, 2025 in connection with these awards.

The following options were outstanding as of December 31, 2025, at their respective exercise price:

Exercise Price Options Outstanding	December 31, 2025
$15.24	2,084
$26.64	1,982
$28.80	30,408
$76.80	611
$93.60	478
$96.00	2,725
$116.16	2,907
$374.40	832
$750.48	569
$1,600.80	2,292
Fractional share rounding (reverse stock split)	(3)
Total	44,885

Stock compensation expense recognized for stock options for the year ended December 31, 2025 and December 31, 2024 was $1.5 million and $1.6 million.

Stock compensation expenses is comprised of the following:

	Year Ended December 31
	2025	2024
Compensation and employee benefits	$796,565	$1,575,952
Professional services	688,993	-
Total	$1,485,558	$1,575,952

As of December 31, 2025, there was $0.3 unrecognized stock compensation expense related to stock options. The unrecognized compensation expense is expected to be recognized over a weighted-average period of approximately 1.6 years based on vesting under the award service conditions. The weighted-average fair value of the stock options granted for the year ended December 31, 2025 was $36.00 per share. There were no stock options granted for the year ended December 31, 2024.

Restricted Stock Units (“RSUs”)

A summary of the Company’s RSU activities and related information for the year ended December 31, 2025 and December 31, 2024 is as follows:

Restricted Stock Units	No. of RSU	Weighted- Average Grant Date Fair Value Per RSU	Weighted- Average Remaining Contractual Life (in Years)
January 1, 2025	716	$314.40	1.00
Granted		-	-
Vested	(479)	-	-
Expired	-	-	-
Cancelled / Forfeited	(237)	-	-
December 31, 2025	-	-	-

Restricted Stock Units	No. of RSU	Weighted- Average Grant Date Fair Value Per RSU	Weighted- Average Remaining Contractual Life (in Years)
January 1, 2024	1,348	$314.40	2.00
Granted	-	-	-
Vested	(450)	314.40	-
Expired	-	-	-
Cancelled / Forfeited	(184)	314.40	-
Fractional share rounding (reverse stock split)	2	-	-
December 31, 2024	716	314.40	1.00

Stock compensation expense for RSU for the year ended December 31, 2025 and December 31, 2024 $0.04 million and $0.06 million, respectively.

All RSU awards recognized during the year ended December 31, 2025, and 2024 relate to employee stock awards.

For the year ended December 31, 2025 and December 31, 2024, the Company completed a net share settlement for 358 and 450, restricted shares on behalf of certain employees that participate in the Plan upon the vesting of the restricted shares pursuant to the terms of the Plan, respectively. The net share settlement was in connection with payroll taxes incurred on restricted shares that vested and were transferred to the employees during the year ended December 31, 2025 and December 31, 2024 which created taxable income for the employees. At the employees’ request, the Company has paid these taxes on behalf of the employees in exchange for the employees returning an equivalent value of restricted shares to the Company. These transactions resulted in a decrease of $0.00 million and $0.1 million for the year ended December 31, 2025 and December 31, 2024, to stockholders’ deficit on the consolidated balance sheets as the cash payment of the taxes effectively were a repurchase of the restricted shares granted in previous years.

As of December 31, 2025, there was $0.0 million of unrecognized stock compensation expense related to RSU awards.